1 Operations (Tables)	12 Months Ended
Dec. 31, 2020
Operations [Abstract]
Schedule of subsidiaries
1.1.1	Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution and marketing of electricity	100.0	Copel
Copel Telecomunicações S.A. (Copel TEL) (Note 40)	Curitiba/PR	Telecommunication and communication	100.0	Copel
Copel Serviços S.A. (Copel SER) (a)	Curitiba/PR	Production of electricity	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária Ltda. (UEGA)	Curitiba/PR	Production of electricity from natural gas	20.3	Copel
			60.9	Copel GeT
São Bento Energia, Investimentos e
Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A. (b)	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
(a) IIn October 2020 there was a change in the bylaws of Copel Renováveis S.A. which included the change of the corporate name to Copel Serviços S.A. and also a change in the main activity of the Company.
(b) Pre-operating stage.
(c) SPEs established with a 99.99% interest in Copel GeT and 0.1% in Cutia. The transfer of all shares to Copel GeT is in progress.

Schedule of joint venture
1.1.2	Joint Ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Solar Paraná GD Participções S.A.	Curitiba/PR	Interests in companies	49.0	Copel
Paraná Gás Exploração e Produção S.A. (a)	Curitiba/PR	Extraction of oil and natural gas	30.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A. (b)	Jundiaí/SP	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
(a) Project with halted activities due to a Public Civil Action pending judgment by Federal Court. An arbitration proceeding will be started to decide about relief ofcontractual obligations with no burden for bidders, with consequent return of signing up bonus, refund of incurred costs with collateral and relief of collateral provided.
(b) On November 11, 2020, the last asset of the project entered into commercial operation, so that the transmission line is 100% operational.

Schedule of fair values of the net assets

In the acquisition process, the fair values of the net assets acquired were identified and Copel recorded a bargain purchase in profit or loss for the year, as shown in the table below:

Fair value on net assets acquired	1,106
Percentage of interest transferred	49%
Fair value on net assets acquired by Copel	542
Transferred consideration amount	294
Bargain purchase (negative goodwill)	248

Schedule of associates
1.1.3	Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.0303	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel

Schedule of joint operations (consortiums)
1.1.4	Joint Operations (consortiums)

Joint operations - Consortiums	Consortium members	Interest (%)
Consórcio Energético Cruzeiro do Sul (Note 17.4)	Copel GeT	51.0
	Eletrosul Centrais Elétricas S.A.	49.0
Consórcio Empreendedor Baixo Iguaçu (Note 17.4)	Copel GeT	30.0
	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.)	70.0
Consórcio Copel Energia a Gás Natural (a)	Copel	49.0
	Shell Brasil Petróleo Ltda.	51.0
Consórcio Paraná IP (b)	Copel	49.0
	Consórcio BRC	51.0
a)	Copel Energia a Gás Natural Consortium

With the intention of structuring a strategic natural gas plan for the State of Paraná, aiming to develop viable solutions in the area of natural gas to serve the thermoelectric and non-thermoelectric markets of Paraná, in July 2020 the Copel Energia Natural Gas Consortium was founded, which aims to develop technical, economic-financial and socio-environmental feasibility studies for the project, in addition to preparing basic projects and obtaining a prior environmental license for the projects.

b)	Consórcio Paraná IP

In September 2020, the Paraná IP Consortium was created, with the objective of participating in studies and tenders aimed at obtaining municipal concessions and establishing Public-Private Partnerships with municipalities or consortia of municipalities interested in the modernization of their public lighting systems and in the development of smart cities solutions. However, the Company deepened the prospecting of business opportunities and the analysis of attractiveness to operate in the segment, considering the recent concessions made by municipalities to establish Public-Private Partnerships and the discount levels presented by potential competitors and decided to not prioritize its performance in this service currently.